united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright St., Suite 2, Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/15

Item 1. Reports to Stockholders.

EAS Crow Point Alternatives Fund

Semi-Annual Report

October 31, 2015

Class A Shares (EASAX)
Class C Shares (EASYX)
Class I Shares (EASIX)

1-877-EAS-0757
(1-877-327-0757)
www.crowpointfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

EAS Crow Point Alternatives Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2015

The Fund’s performance figures* for each of the periods ended October 31, 2015, as compared to its benchmark:

				Annualized Since
	Six Months	One Year	Five Years	Inception**
EAS Crow Point Alternatives Fund - Class A	(3.00)%	(0.09)%	1.62%	1.03%
EAS Crow Point Alternatives Fund - Class A with load	(8.29)%	(5.58)%	0.48%	0.24%
EAS Crow Point Alternatives Fund - Class C	(3.28)%	(0.78)%	0.87%	0.33%
EAS Crow Point Alternatives Fund - Class I	(2.85)%	0.28%	1.87%	1.28%
HFRI Fund of Funds Conservative Index ***	(2.32)%	0.90%	3.48%	6.86% (1)

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been greater had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 3.04%, 3.79% and 2.78% of Class A, Class C and Class I shares, respectively, per the Fund’s August 28, 2015 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.50% and a maximum deferred sales charge on certain sales of 1.00%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-327-0757.

**	Inception date is August 14, 2008.

***	HFRI Fund of Funds Conservative Index (the “Index”) is an unmanaged index. Funds in the Index generally seek consistent returns by primarily investing in funds that generally engage in more conservative strategies such as equity market neutral, fixed income arbitrage and convertible arbitrage. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(1)	Inception performance for the HFRI Fund of Funds Conservative Index is as of August 31, 2008.

Top Ten Holdings by Asset Class or Industry as of October 31, 2015	% of Net Assets
Bonds & Notes	21.8%
Hedge Funds	9.2%
Electric	5.8%
Retail	5.3%
Insurance	4.7%
Telecommunications	4.1%
Pharmaceuticals	3.9%
Oil & Gas	3.2%
REITS	2.2%
Other, Cash & Cash Equivalents	39.8%
100.0%

Top Ten Countries as of October 31, 2015	% of Total Investments
United States	41.3%
Cayman Islands	11.8%
Japan	6.5%
Britain	4.2%
China	2.8%
France	1.6%
Canada	1.4%
Taiwan	1.3%
Finland	1.3%
Mexico	1.2%
Other Countries	26.6%
Total	100.0%

The Fund is subject to additional foreign exposure through short sale activity.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

October 31, 2015

Shares		Value
	COMMON STOCK - 60.8%
	AEROSPACE/DEFENSE - 1.3%
974	Boeing Co. +	$144,220
1,002	Northrop Grumman Corp.	188,126
		332,346
	AGRICULTURE - 0.8%
2,989	Japan Tobacco, Inc.	104,480
1,680	Universal Corp.	90,737
326	Vector Group Ltd.	7,906
		203,123
	AIRLINES - 1.8%
63,330	Air New Zealand Ltd.	124,414
1,886	Delta Air Lines, Inc.	95,884
2,612	Japan Airlines Co. Ltd.	99,302
2,420	Southwest Airlines Co.	112,022
		431,622
	AUTO MANUFACTURERS - 0.9%
1,478	PACCAR, Inc.	77,817
1,470	Renault SA	139,331
		217,148
	AUTO PARTS & EQUIPMENT - 0.3%
1,520	Magna International, Inc.	79,723

	BANKS - 0.4%
14,490	Sumitomo Mitsui Financial Group, Inc. - ADR +	115,630

	BEVERAGES - 0.4%
7,197	Kirin Holdings Co. Ltd.	102,814

	BIOTECHNOLOGY - 1.3%
857	Amgen, Inc. +	135,560
1,000	Gilead Sciences, Inc.	108,130
15,853	PDL BioPharma, Inc.	72,607
		316,297
	CHEMICALS - 1.8%
54,421	Alpek SAB de CV - Cl. A	78,450
4,183	Braskem S.A.	46,640
1,695	Evonik Industires AG	61,935
5,735	Huntsman Corp. +	75,530
923	LyondellBasell Industries NV	85,756
5,011	Sociedad Quimica y Minera de Chile SA	97,113
		445,424
	COAL - 0.2%
1,295,438	Adaro Energy Tbk PT	56,328

	COMMERCIAL SERVICES - 0.7%
2,445	INC Research Holdings, Inc. *	101,981
3,852	Western Union Co. +	74,151
		176,132
	COMPUTERS - 1.2%
1,077	Apple, Inc. +	128,702
1,250	Cap Gemini SA	111,983
1,566	Seagate Technology PLC	59,602
		300,287
	DISTRIBUTION/WHOLESALE - 0.3%
6,711	ITOCHU Corp.	84,897

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2015

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
2,165	Blackhawk Network Holdings, Inc. *	$92,186
3,560	Charles Schwab Corp. *	92,240
5,028	Ellington Financial LLC	90,504
10,174	Intermediate Capital Group PLC	88,660
1,563	Macquarie Group Ltd.	95,238
		458,828
	ELECTRIC - 5.6%
2,236	American Electric Power Co., Inc. +	126,669
233,455	China Power International Development Ltd.	147,602
6,790	Cia Paranaense de Energia	56,085
22,990	Enea SA	76,596
18,370	Enel SpA	85,220
1,949	Entergy Corp. +	132,844
4,265	Exelon Corp.	119,079
4,181	Great Plains Energy, Inc. +	114,978
1,859	Huaneng Power International, Inc. - ADR	81,592
4,448	Korea Electric Power	99,635
3,345	Public Service Enterprise Group, Inc. +	138,115
48,860	REN - Redes Energeticas Nacionais SGPS SA	150,012
		1,328,427
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
2,150	Bekaert NV	64,180

	ELECTRONICS - 1.6%
22,260	AU Optronics Corp.	64,331
35,100	Delta Electronics Thailand PCL	83,346
1,557	Kyocera Corp.	71,123
10,140	LG Philips LCD Co Ltd. - ADR +	96,330
17,582	Nippon Electric Glass Co. Ltd.	87,129
		402,259
	ENGINEERING & CONSTRUCTION - 0.6%
6,972	Astaldi SpA	56,424
88,260	China Railway Group Ltd.	84,045
		140,469
	ENTERTAINMENT - 0.5%
65,622	Berjaya Sports Toto Bhd	48,821
6,090	National CineMedia, Inc.	86,478
		135,299
	FOOD - 1.5%
4,031	Gruma SAB de CV	61,763
14,520	Nichirei Corp.	95,338
10,288	Tate & Lyle PLC	94,640
2,940	Tyson Foods, Inc.	130,418
		382,159
	FOREST PRODUCTS & PAPER - 1.5%
4,101	Domtar Corp. +	169,125
15,474	Metsa Board - Cl. B	99,056
5,203	UMP-Kymmene Oyj	98,079
		366,260
	HEALTHCARE-PRODUCTS - 1.0%
9,477	Nipro Corp.	107,144
1,263	Zimmer Biomet Holdings, Inc.	132,072
		239,216

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2015

Shares		Value
	HEALTHCARE-SERVICES - 1.5%
1,201	Aetna, Inc. +	$137,851
970	Anthem, Inc. +	134,976
9,200	NMC Health PLC	107,932
		380,759
	HOME BUILDERS - 0.4%
1,881	Berkeley Group Holdings PLC	96,089

	HOME FURNISHINGS - 0.3%
13,750	Steinhoff International Holdings Ltd.	84,178

	INSURANCE - 4.7%
2,560	AGEAS	113,737
5,280	AXA SA	141,999
5,355	Dai-ichi Life Insurance Co Ltd.	94,014
1,138	Endurance Specialty Holdings Ltd.	71,842
603	Everest Re Group Ltd. +	107,316
3,825	Genworth MI Canada, Inc.	94,054
6,370	Liberty Holdings Ltd.	62,398
5,730	Phoenix Group Holdings	75,471
1,700	Prudential Financial, Inc. +	140,250
550	Swiss Life Holding AG	131,685
1,272	Swiss Re AG	118,545
		1,151,311
	INTERNET - 0.7%
1,141	Interactive Corp.	76,458
12,816	SouFun Holdings Ltd.	90,609
		167,067
	INVESTMENT COMPANIES - 0.3%
3,569	Solar Capital Ltd.	61,779

	IRON/STEEL - 0.7%
1,876	Nucor Corp.	79,355
5,090	Steel Dynamics, Inc.	94,012
		173,367
	MACHINERY-CONSTRUCTION & MINING - 0.4%
65,050	United Tractors Tbk PT	86,042

	MEDIA - 0.3%
21,360	ITV PLC	83,004

	MINING - 0.4%
75,235	China Hongqiao Group Ltd.	39,316
1,897	Rio Tinto PLC	68,883
		108,199
	MISCELLANEOUS MANUFACTURING - 1.3%
3,016	FUJIFILM Holdings Corp.	121,471
3,628	General Electric Co.	104,922
954	Siemens AG	96,509
		322,902
	MULTI-NATIONAL - 0.3%
2,712	Banco Latinoamericano de Comercio Exterior SA +	73,305

	OFFICE/BUSINESS EQUIPMENT - 0.4%
2,932	Canon, Inc.	88,590

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2015

Shares		Value
	OIL & GAS - 3.2%
760	Chevron Corp.	$69,069
58,130	CNOOC Ltd.	65,180
1,398	Exxon Mobil Corp. +	115,671
2,950	Lukoil ADR	106,938
2,400	OMV AG	64,213
1,710	Royal Dutch Shell PLC	44,493
1,938	Valero Energy Corp. +	127,753
2,819	Western Refining, Inc. +	117,327
3,760	Woodside Petroleum Ltd.	79,158
		789,802
	OIL & GAS SERVICES - 0.5%
134,710	Sinopec Engineering Group Co Ltd.	116,457

	PHARMACEUTICALS - 3.1%
5,220	Alfresa Holdings Corp.	101,090
1,089	Eli Lilly & Co. +	88,830
1,118	Johnson & Johnson +	112,952
959	Kaken Pharmaceutical Co. Ltd.	66,868
1,975	Merck & Co., Inc. +	107,954
3,039	Orion OYJ	109,265
1,928	Teva Pharmaceutical Industries Ltd.	114,118
3,388	Toho Holdings Co. Ltd.	75,736
		776,813
	PRIVATE EQUITY - 0.4%
12,315	3i Group PLC	94,990

	REAL ESTATE - 0.2%
5,930	E-House China Holdings Ltd.	36,766

	REITS - 2.2%
213,278	Champion REIT	111,729
4,134	Colony Capital, Inc.	84,086
10,658	CorEnergy Infrastructure Trust, Inc.	54,462
31,620	Growthpoint Properties Ltd.	57,975
76,630	Mapletree Industrial Trust	83,466
10,438	MFA Mortgage Investments, Inc.	72,231
4,096	Starwood Property Trust, Inc. +	82,289
		546,238
	RETAIL - 5.1%
11,180	Amplifon SpA	87,451
2,510	Aoyama Trading Co. Ltd.	92,299
1,761	Big Lots, Inc.	81,182
379,724	China Dongxiang Group Co Ltd	96,522
1,300	CVS Health Corp. +	128,414
1,263	Darden Restaurants, Inc.	78,167
75,010	Debenhams PLC	103,302
1,189	Foot Locker, Inc.	80,555
33,492	Lookers PLC	90,702
1,600	Target Corp.	123,488
60,700	Wal-Mart de Mexico SAB de CV	160,511
4,940	WH Smith PLC	129,676
		1,252,269
	SEMICONDUCTORS - 0.8%
3,040	Silicon Motion Technology Corp. - ADR	96,642
4,530	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	99,479
		196,121

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

Shares		Value
	SHIPBUILDING - 0.3%
92,560	Yangzijiang Shipbuilding Holdings Ltd.	$82,637

	SOFTWARE - 2.1%
3,420	CSG Systems International, Inc. +	114,638
1,673	Electronic Arts, Inc. * +	120,573
5,534	Koei Tecmo Holdings Co. Ltd.	84,615
5,642	Micro Focus International PLC	109,101
1,915	Microsoft Corp.	100,806
		529,733
	TELECOMMUNICATIONS - 4.1%
2,817	AT&T, Inc.	94,398
2,106	Chunghwa Telecom Co. Ltd.	64,528
3,227	Cisco Systems, Inc.	93,099
1,940	Freenet AG	65,804
17,691	Frontier Communications Corp.	90,932
3,110	Juniper Networks, Inc.	97,623
44,368	Spark New Zealand Ltd.	100,642
49,810	Telekom Malaysia Bhd	77,126
14,626	Telkom SA SOC Ltd.	76,846
6,502	Turkcell Iletisim Hizmetleri AS	64,435
3,016	United States Cellular Corp. *	122,872
2,192	Vodafone Group PLC - ADR	72,270
		1,020,575
	TRANSPORTATION - 1.2%
285,040	BTS Group Holdings PCL	77,295
2,730	Matson, Inc. +	125,116
5,530	Nordic American Tankers Ltd.	84,497
		286,908

	TOTAL COMMON STOCK (Cost - $14,645,277)	14,984,769

	PREFERRED STOCK - 0.5%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
1,450	Arlington Asset Investment Corp. *	32,654

	ELECTRIC - 0.2%
1,780	Southern Co. *	46,992

	RETAIL - 0.2%
1,780	TravelCenters of America LLC *	44,731

	TOTAL PREFERRED STOCK (Cost - $2,425,250)	124,377

	HEDGE FUNDS - 9.2%
23,000	Discovery Multi Manager Fund > (Cost- $2,300,000)	2,269,749

	MUTUAL FUNDS - 2.3%
	EQUITY FUNDS - 2.3%
51,707	Crow Point Defined Risk Global Equity Fund - Class I #	478,290
3,800	Recon Capital NASDAQ - 100 Covered Call ETF	89,528
	TOTAL EQUITY FUNDS (Cost - $617,894)	567,818

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

Shares		Value

	EXCHANGE TRADED FUNDS - 1.0%
2,100	First Trust Senior Loan ETF	$101,304
1,300	ProShares UltraShort 20+ Year Treasury *	56,641
2,100	SPDR Blackstone	100,044
	TOTAL EXCHANGE TRADED FUNDS (Cost - $256,965)	257,989

Par Value
	BONDS & NOTES - 21.8%
	COMMERCIAL MBS - 2.8%
$400,000	Banc of America Commercial Mortgage Trust, 5.421%, 9/10/45 ~	400,632
59,034	Banc of America Commercial Mortgage Trust, 5.889%, 7/10/44 ~	59,824
20,288	GE Commercial Mortgage Corp., 5.477%, 12/10/49	20,440
153,740	Greenwich Capital Commercial, 6.021%, 7/10/38 ~	155,155
1,220	LB-UBS Commercial Mortgage, 4.568%, 1/15/31	1,228
10,297	Nomura Asset Acceptance Corp. Alternative Loan 2005-AR2, 2.831%, 5/25/35 ~	10,336
41,842	Wachovia Bank Commercial Mortgage Trust, 5.708, 6/15/49 ~	42,154
		689,769
	COMMERCIAL SERVICES - 0.8%
207,765	Booz Allen Hamilton, Inc., 3.593%, 7/31/19 ~	208,024

	FOOD - 1.0%
250,000	Del Monte Foods, Inc., 4.910%, 2/18/21 ~	244,063

	HEALTHCARE - PRODUCTS - 0.0%
4,067	Hologic, Inc., 3.080%, 8/1/19 ~	4,083

	HOME EQUITY ABS - 0.8%
19,690	Ace Securities Corp., 0.547%, 2/25/36 ~	19,704
10,539	Ameriquest Mortgage Securities, Inc., 5.476%, 12/25/33 ~	10,971
49,918	Bayview Financial Mortgage, 0.869%, 2/28/44 ~	49,864
5,307	GE Capital Mortgage Services, Inc., 6.265%, 4/25/29	5,389
33,975	Option One Mortgage, 0.997%, 2/25/35 ~	33,424
14,317	Residential Asset Securities Corp., 3.87%, 5/25/33 ~	14,617
11,694	Residential Asset Securities Corp., 4.30%, 3/25/34 ~	11,846
45,913	Residential Asset Securities Corp., 0.397%, 2/25/36 ~	45,569
5,326	Soundview Home Equity, 0.977%, 6/25/35 ~	5,331
		196,715
	LODGING - 1.0%
227,055	Hilton Worldwide Finance LLC, 3.452%, 10/25/20 ~	227,339

	MACHINERY - DIVERSIFIED - 1.0%
248,747	Gardner Denver, Inc., 4.867%, 7/30/20 ~	232,889

	METAL FABRICATE/HARDWARE - 0.9%
250,000	Crosby US Acquisition Corp., 4.011%, 11/22/20 ~	223,750

	OTHER ABS - 12.5%
1,573	Bear Stearns, 0.857%, 12/25/44 ~	1,577
1,000,000	Blue Hill CLO Ltd., 3.821%, 1/15/26 ~	915,892
355,137	Carlyle High Yield Partners X Ltd., 0.530%, 4/19/22 ~	348,111
62,208	Chase Funding Trust, 5.323%, 2/26/35	63,070
373,413	Diversified Asset Securitization Holdings II LP, 0.827%, 9/15/35 > ~	371,080
25,571	First Franklin Mortgage, 1.197%, 9/25/34 ~	25,633
100,000	Fremont Home Loan Trust, 0.902%, 4/25/35 ~	93,392

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

Par Value		Value
	OTHER ABS (Continued) - 12.5%
$17,794	Goldmans Sachs, 0.327%, 1/25/34 ~	$17,741
7,197	GSAA Home Equity Trust, 0.547%, 1/25/45 ~	7,077
750,000	Halcyon Loan Advisors Funding, 3.320%, 10/22/25 ~	717,360
39,572	Residential Asset Mortgage Series 2005, 4.713%, 1/25/35	40,127
500,000	Shackleton CLO Ltd., 3.044%, 5/7/26 ~	478,343
15,353	Structured Asset Securities Corp. Mortgage Loan Trust 2006, 0.547%, 11/25/35 ~	15,326
		3,094,729
	PHARMACEUTICALS - 1.0%
250,000	Grifols Worldwide Operations USA, Inc., 3.774%, 4/1/21	249,063
1,269	Valeant Pharmaceuticals International, Inc., 4.021%, 2/13/19	1,176
		250,239

	TOTAL BONDS & NOTES (Cost - $5,478,593)	5,371,600

Contracts **
	CALL OPTIONS PURCHASED - 0.3%
20	S&P 500 Index	76,000
	Expiration January 2016, Exercise Price $100.00 (Cost - $67,851)

	PUT OPTIONS PURCHASED - 0.4%
10	Nasdaq 100 Stock	89,400
	Expiration January 2016, Exercise Price $4,495.00 (Cost - $101,605)

Shares
	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUND - 2.9%
721,215	Federated Government Obligations Fund, 0.01% ***	721,215
	TOTAL SHORT-TERM INVESTMENTS (Cost - $721,215)

	TOTAL INVESTMENTS - 99.2% (Cost - $24,314,650) (a)	$24,462,917
	SECURITIES SOLD SHORT - (30.3)% (Proceeds - $8,337,313)	(7,478,675)
	OTHER ASSETS LESS LIABILITIES - 31.1%	7,709,815
	NET ASSETS - 100.0%	$24,694,057

Contracts **
	CALL OPTIONS WRITTEN - 0.1%
20	S&P 500 Index	26,100
	Expiration January 2016, Exercise Price $2,160.00 (Premiums - $21,949)

	PUT OPTIONS WRITTEN - 0.2%
10	Nasdaq 100 Stock	50,200
	Expiration January 2016, Exercise Price $4,300.00 (Premiums - $57,980)

Shares
	SECURITIES SOLD SHORT - 30.3%
	AEROSPACE/DEFENSE - 0.2%
13,000	IHI Corp.	37,121

	AGRICULTURE - 0.2%
72,000	China Agri-Industries Holdings Ltd. *	26,570
124,800	Golden Agri-Resources Ltd	34,763
		61,333
	AIRLINES - 0.3%
5,419	Air France - KLM *	39,968
4,830	Latam Airlines Group SA - ADR *	26,613
		66,581

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2015

Shares		Value
	AUTO MANUFACTURERS - 0.8%
28,000	Brilliance China Automotive Holdings Ltd.	$38,947
8,000	Byd Co. Ltd. *	49,961
2,650	Kandi Technologies Group, Inc. *	24,937
1,300	Suzuki Motor Corp.	43,056
150	Tesla Motors, Inc. *	31,040
		187,941
	AUTO PARTS & EQUIPMENT - 0.1%
6,638	GKN PLC	29,351

	BANKS - 1.4%
81,000	Agricultural Bank of China Ltd.	33,236
3,447	Banco Popular Espanol SA	13,209
25,650	Bankia SA	33,236
1,028	Commonwealth Bank of Australia	56,083
230	Credicorp Ltd.	26,031
3,286	Raiffeisen Bank International AG *	52,243
8,055	Royal Bank of Scotland Group PLC *	39,387
11,503	Seven Bank Ltd.	52,898
4,289	Unione di Banche Italiane SpA	32,292
		338,615
	BEVERAGES - 0.5%
5,121	Kagome Co. Ltd.	87,525
9,300	Tsingtao Brewery Co. Ltd.	44,579
		132,104
	BIOTECHNOLOGY - 0.2%
135	Intercept Pharmaceuticals, Inc. *	21,222
225	Vertex Pharmaceuticals, Inc. *	28,067
		49,289
	BUILDING MATERIALS - 0.4%
5,844	Cemex SAB de CV *	36,877
2,419	NCI Building Systems, Inc. *	25,303
914	Trex Co. Inc. *	35,710
		97,890
	CHEMICALS - 1.2%
1,206	Axalta Coating Systems Ltd. *	33,322
9,633	Elementis PLC	34,793
1,963	Nippon Paint Holdings Co. Ltd. *	41,991
2,396	Platform Specialty Products Corp. *	25,014
2,906	SGL Carbon SE *	53,719
148	Sigma-Aldrich Corp.	20,679
1,700	Tokyo Ohka Kogyo Co. Ltd.	54,894
331	WR Grace & Co. *	33,199
		297,611
	COAL - 0.1%
67,300	Yanzhou Coal Mining Co. Ltd.	32,477

	COMMERCIAL SERVICES - 0.5%
50,000	Goldpac Group Ltd.	26,000
28,000	HC International, Inc. *	16,402
2,416	Hertz Global Holdings, Inc. *	47,112
763	Paylocity Holding Corp. *	25,614
		115,128
	COMPUTERS - 0.3%
3,709	Indra Sistemas SA	40,018
17,412	Serco Group PLC	25,119
		65,137

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

Shares		Value
	COSMETICS/PERSONAL CARE - 0.3%
15,750	L’Occitane International SA	$31,784
2,059	Unicharm Corp.	44,352
		76,136
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
18,308	Aiful Corp. *	73,402
49,400	Aplus Financial Co. Ltd. *	52,897
4,195	Brait SE *	48,150
1,024	Charles Schwab Corp.	31,252
18,923	Federal National Mortgage Association *	42,577
852	Financial Engines, Inc.	27,400
18,607	Federal Home Loan Mortgage Corp. *	41,121
2,338	Hargreaves Lansdown PLC	51,978
3,315	KCG Holdings, Inc. *	41,404
2,168	PHH Corp. *	31,870
6,897	Singapore Exchange Ltd.	36,357
		478,408
	ELECTRIC - 0.4%
785	Atco Ltd.	22,300
25,150	Meridian Energy Ltd	37,693
2,090	Shikoku Electric Power Co., Inc. *	35,808
		95,801
	ELECTRICAL COMPONENT & EQUIPMENT - 0.1%
863	Universal Display Corp. *	29,610

	ELECTRONICS - 0.2%
1,771	Trimble Navigation Ltd. *	40,290

	ENERGY-ALTERNATE SOURCES - 0.2%
42,000	China Longyuan Power Group Corp. Ltd.	38,585
656	SolarCity Corp. *	19,451
		58,036
	ENGINEERING & CONSTRUCTION - 0.5%
5,400	Chiyoda Corp.	41,373
305	SBA Communications Corp. *	36,301
22,400	Singapore Technologies Engineering Ltd.	52,956
		130,630
	ENTERTAINMENT - 0.2%
75,087	Genting Singapore PLC	43,708

	ENVIRONMENTAL CONTROL - 0.2%
27,800	Dongjiang Environmental Co Ltd.	53,662

	EQUITY FUND - 2.3%
16,040	iShares MSCI Emerging Markets ETF	559,315

	FOOD - 1.0%
392	Hershey Co.	34,766
1,611	Saputo, Inc.	38,204
12,470	Tesco PLC *	35,191
21,200	Tingyi Cayman Islands Holding Corp.	36,436
415	TreeHouse Foods, Inc. *	35,541
577	United Natural Foods, Inc. *	29,110
800	Yakult Honsha Co. Ltd.	42,766
		252,014
	GAS - 0.3%
1,575	Canadian Utilities Ltd.	41,208
21,970	Hong Kong & China Gas Co. Ltd.	44,620
		85,828

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

Shares		Value
	HAND/MACHINE TOOLS - 0.2%
489	Disco Corp.	$45,097

	HEALTHCARE-PRODUCTS - 1.1%
6,438	Accuray, Inc. *	43,135
1,210	Aspen Pharmacare Holdings Ltd.	27,180
2,048	Getinge AB	51,611
883	Halyard Health, Inc. *	26,207
563	IDEXX Laboratories, Inc. *	38,633
1,341	Insulet Corp. *	40,096
2,259	Quidel Corp. *	43,418
		270,280
	HEALTHCARE-SERVICES - 0.2%
1,106	Ramsay Health Care Ltd.	48,763

	HOLDING COMPANIES DIVERSIFIED - 0.2%
351	Wendel SA	42,357

	HOME FURNISHINGS - 0.1%
30,492	Sharp Corp. *	33,663

	HOUSEHOLD PRODUCTS/WARES - 0.1%
1,860	Tumi Holdings, Inc. *	29,816

	INSURANCE - 1.0%
1,214	Greenlight Capital Re Ltd. *	26,659
891	Loews Corp.	32,486
4,219	MBIA, Inc. *	31,685
2,600	Sony Financial Holdings, Inc. *	47,135
1,969	Topdanmark A/S *	52,713
70	White Mountains Insurance Group Ltd.	55,300
		245,978
	INTERNET - 0.9%
4,038	8x8, Inc. *	43,045
1,074	JD.com, Inc. - ADR *	29,664
360	MercadoLibre, Inc.	35,413
3,200	Rakuten, Inc.	44,824
9,082	Renren, Inc. - ADR *	32,877
1,040	Yahoo!, Inc. *	37,045
		222,868
	INVESTMENT COMPANIES - 0.2%
1,327	Kinnevik Investment	42,681

	IRON/STEEL - 0.2%
1,710	United States Steel Corp.	19,973
6,576	Vale SA	28,671
		48,644
	LEISURE TIME - 0.4%
20,278	Piaggio & C SpA	50,623
19,549	Thomas Cook Group PLC *	36,990
		87,613
	LODGING - 0.5%
7,871	City Developments Ltd. *	44,637
644	Hyatt Hotels Corp.	32,458
241,700	Macau Legend Development Ltd. *	34,617
		111,712

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

Shares		Value
	MACHINERY-DIVERSIFIED - 0.4%
1,253	Chart Industries, Inc. *	$21,539
366	MAN SE	38,377
1,637	Manitowoc Co., Inc.	25,046
1,474	Weir Group PLC	24,214
		109,176
	MEDIA - 0.7%
126	Charter Communications, Inc. *	24,058
1,222	Houghton Mifflin Harcourt Co. *	23,939
760	John Wiley & Sons, Inc.	39,771
333	Kabel Deutschland Holding AG	42,615
2,480	Media General, Inc. *	36,853
		167,236
	MINING - 0.5%
5,257	Antofagasta PLC	42,613
4,812	Constellium NV - Cl. A *	18,141
50,583	Minera Frisco SAB de CV *	26,752
11,885	Northam Platinum Ltd. *	26,077
		113,583
	MISCELLANEOUS MANUFACTURING - 0.3%
1,220	Colfax Corp. *	32,891
17,000	Toshiba Corp. *	48,416
		81,307
	OIL & GAS - 1.1%
11,540	DNO ASA *	11,594
10,726	Eclipse Resources Corp. *	23,061
1,003	Imperial Oil Ltd.	33,192
4,693	Kosmos Energy Ltd. *	32,006
46,900	Kunlun Energy Co. Ltd.	38,367
2,580	Lundin Petroleum AB *	37,539
346	Occidental Petroleum Corp.	25,791
22,314	Ophir Energy PLC *	32,963
3,311	Paramount Resources Ltd. *	33,316
20	PTT PCL ^	155
		267,984
	OIL & GAS SERVICES - 0.5%
262,000	Anton Oilfield Services Group *	34,820
5,470	CGG SA *	22,128
3,500	Saipem SpA *	33,066
3,572	Weatherford International Ltd. *	36,577
		126,591
	PHARMACEUTICALS - 1.1%
763	Alkermes PLC *	54,875
1,864	Almirall SA	36,126
1,500	Chugai Pharmaceutical Co. Ltd.	48,684
3,701	Ironwood Pharmaceuticals, Inc. *	42,043
5,761	MannKind Corp. *	19,069
591	Pacira Pharmaceuticals, Inc. *	29,520
12,065	Shanghai Fosun Pharmaceutical Group Co. Ltd.	39,309
		269,626
	REAL ESTATE - 1.0%
2,700	Aeon Mall Co. Ltd.	45,564
118,000	Country Garden Holdings Co. Ltd.	45,068
1,399	Forest City Enterprises, Inc. *	30,918
422	Howard Hughes Corp. *	52,151
13,824	IMMOFINANZ AG *	35,642
999	Realogy Holdings Corp. *	39,061
		248,404

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

Shares		Value
	REITS - 0.3%
2,607	American Homes 4 Rent	$43,016
2,676	iStar Financial, Inc. *	34,627
		77,643
	RETAIL - 1.3%
6,160	B&M European Value Retail SA	31,619
2,159	Container Store Group, Inc. *	24,634
1,200	Don Quijote Holdings Co. Ltd.	44,575
335	Dufry AG *	39,306
46,400	Esprit Holdings Ltd.	52,267
100	Fast Retailing Co. Ltd.	36,839
2,081	Krispy Kreme Doughnuts, Inc. *	28,489
71,026	Li Ning Co. Ltd. *	37,116
2,328	Regis Corp. *	38,459
		333,304
	SAVINGS & LOANS - 0.1%
2,518	Meridian Bancorp, Inc.	35,353

	SEMICONDUCTORS - 0.6%
340	ASML Holding NV	31,805
11,097	Imagination Technologies Group PLC *	37,843
784	Power Integrations, Inc. *	39,678
2,066	Semtech Corp. *	36,156
		145,482
	SOFTWARE - 1.2%
1,787	Callidus Software, Inc. *	31,040
1,000	CommVault Systems, Inc. *	40,520
938	Cornerstone OnDemand, Inc. *	29,547
1,800	DeNA Co. Ltd.	29,166
569	Guidewire Software, Inc. *	33,133
357	NetSuite, Inc. *	30,370
1,371	PROS Holdings, Inc. *	32,931
2,940	Xero Ltd. *	31,737
16,655	Zynga, Inc. *	39,472
		297,916
	TELECOMMUNICATIONS - 1.5%
9,242	Alcatel-Lucent *	37,245
697	Anixter International, Inc. *	47,800
560	Atlantic Tele-Network, Inc.	42,795
17,753	Chorus Ltd. *	34,097
19,339	Globalstar, Inc. *	34,810
1,940	Gogo, Inc. *	27,412
5,310	Intelsat SA *	35,152
701	Level 3 Communications, Inc. *	35,716
24,690	Telecom Italia SpA *	34,640
471	ViaSat, Inc. *	31,069
		360,736
	TRANSPORTATION - 0.8%
1,031	Gategroup Holding AG	38,789
18,300	Kintetsu Group Holdings Co. Ltd.	71,243
12,834	PostNL NV *	53,295
7,700	Tobu Railway Co. Ltd.	37,519
		200,846

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2015

SECURITIES SOLD SHORT (Proceeds - $8,337,313)(a)	$7,478,675

*	Non-income producing security.

**	Each option contract allows the holder to purchase or sell 100 shares of the underlying stock.

***	Money market fund; interest rate reflects seven-day effective yield on October 31, 2015.

+	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at October 31, 2015 is $3,103,117 or 12.6% of net assets.

#	Affiliated Investment Company.

>	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $2,640,829 or 10.7% of net assets.

~	Floating rate security-interest rate shown reflects the rate currently in effect.

ADR	- American Depositary Receipt

ETF	- Exchange Traded Fund

LLC	- Limited Liability Company

PLC	- Public Limited Company

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short) is 16,006,122 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,446,181
Unrealized depreciation:	(1,544,361)
Net unrealized appreciation:	$901,820

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2015

ASSETS
Investment securities:
Unaffiliated Securities at Cost	$23,787,424
Affiliated Securities at Cost	527,226
Unaffiliated Securities at Value	$23,984,627
Affiliated Securities at Value	478,290
Cash at broker	7,543,429
Receivable for securities sold	221,498
Receivable for Fund shares sold	100
Dividends and interest receivable	52,588
Receivable for advanced commission	2,500
Prepaid expenses and other assets	50,737
TOTAL ASSETS	32,333,769

LIABILITIES
Securities sold short (proceeds $8,337,313)	7,478,675
Payable for securities purchased	36,432
Investment advisory fees payable	3,374
Interest payable	11,367
Call options written, at value (proceeds $79,929)	76,300
Due to broker - foreign cash (cost $8,500)	7,962
Distribution (12b-1) fees payable	3,070
Accrued expenses and other liabilities	22,532
TOTAL LIABILITIES	7,639,712
NET ASSETS	$24,694,057

Net Assets Consist Of:
Paid in capital	$27,185,562
Undistributed net investment income	85,220
Accumulated net realized loss from security transactions, option contracts and securities sold short	(3,585,494)
Net unrealized appreciation on:
Investments and options written	150,131
Securities sold short	858,638
NET ASSETS	$24,694,057

Net Asset Value Per Share:
Class A Shares:
Net Assets	$6,540,312
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	737,787
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$8.86
Maximum Offering price per share
(Net asset value plus maximum sales charge of 5.50%)	$9.38

Class C Shares:
Net Assets	$2,128,527
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	245,117
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$8.68

Class I Shares:
Net Assets	$16,025,218
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,796,520
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$8.92

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2015

INVESTMENT INCOME
Dividends (net of $27,359 foreign taxes)	$413,106
Interest	76,179
TOTAL INVESTMENT INCOME	489,285

EXPENSES
Investment advisory fees	135,865
Distribution (12b-1) fees:
Class A	9,162
Class C	11,214
Interest Expense	80,262
Administrative services fees	41,593
Registration fees	29,823
Custodian fees	19,583
Legal fees	18,626
Accounting services fees	17,646
Transfer agent fees	16,114
Printing and postage expenses	12,378
Audit Fees	12,252
Trustees’ fees and expenses	7,092
Compliance officer fees	7,001
Non 12b-1 shareholder servicing expense	5,144
Insurance expense	1,796
Other expenses	1,714
Overdraft expense	1,010
TOTAL EXPENSES	428,275

Fees waived by Advisor	(96,005)
NET EXPENSES	332,270

NET INVESTMENT INCOME	157,015

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Unaffiliated Investments	3,911
Foreign currency transactions	16,207
Options Purchased	111,957
Options Written	(287,794)
Securities Sold Short	150,970
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(729,746)
Affiliated Investments	(56,262)
Foreign currency translations	(989,728)
Options Purchased	(2,262)
Options Written	(23,329)
Securities Sold Short	858,108

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(947,968)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(790,953)

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Year Ended
	October 31, 2015	April 30, 2015
	(Unaudited)
FROM OPERATIONS
Net investment income	$157,015	$394,529
Net realized gain (loss) from investments, foreign currency transactions, options and securities sold short	(4,749)	113,904
Distribution of realized gains from underlying investment companies	—	196
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, options and securities sold short	(943,219)	1,118,939
Net increase (decrease) in net assets resulting from operations	(790,953)	1,627,568

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(35,554)	(135,502)
Class C	(6,287)	(9,570)
Class I	(112,651)	(247,772)
Net decrease in net assets from distributions to shareholders	(154,492)	(392,844)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	347,107	7,067,902
Class C	64,178	395,443
Class I	2,290,810	7,334,929
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class A	31,323	118,974
Class C	5,410	8,161
Class I	103,602	214,775
Redemption fee proceeds:
Class A	47	122
Class C	15	20
Class I	119	180
Payments for shares redeemed:
Class A	(4,747,399)	(8,005,653)
Class C	(239,454)	(387,695)
Class I	(3,806,581)	(12,245,721)
Net decrease in net assets from shares of beneficial interest	(5,950,823)	(5,498,563)

TOTAL DECREASE IN NET ASSETS	(6,896,268)	(4,263,839)

NET ASSETS
Beginning of Period	31,590,325	35,854,164
End of Period *	$24,694,057	$31,590,325
* Includes accumulated net investment income of:	$85,220	$82,697

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Period Ended	Year Ended
	October 31, 2015	April 30, 2015
SHARE ACTIVITY	(Unaudited)
Class A:
Shares Sold	38,031	789,273
Shares Reinvested	3,488	13,266
Shares Redeemed	(515,222)	(891,372)
Net decrease in shares of beneficial interest outstanding	(473,703)	(88,833)
Class C:
Shares Sold	7,134	44,773
Shares Reinvested	613	927
Shares Redeemed	(26,862)	(43,985)
Net increase (decrease) in shares of beneficial interest outstanding	(19,115)	1,715
Class I:
Shares Sold	252,730	811,047
Shares Reinvested	11,474	23,775
Shares Redeemed	(426,269)	(1,354,175)
Net decrease in shares of beneficial interest outstanding	(162,065)	(519,353)

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended October 31, 2015

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$(790,953)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in operating Assets and Liabilities:
Proceeds from disposition of long-term investment securities	25,589,392
Purchases of long-term investment securities	(20,307,296)
Premiums received for call options written
Sale of short-term investments, net	1,414,442
Proceeds from securities sold short	2,170,972
Cost of closing call options written	32,029
Decrease in deposits with brokers for short sales	(2,508,280)
Decrease in interest and dividends receivable	2,803
Increase in receivables for securities sold	(125,895)
Increase in prepaid expenses	26,422
Increase in payable for securities purchased	(96,681)
Decrease in accrued expenses and other liabilities	(8,301)
Decrease in interest payable for sec loaned	(5,589)
Amortization and acretion of premium and discount	13,351
Net change in unrealized appreciation (depreciation)	943,219
Net realized gain	(4,749)
Net cash used in operating activities	6,344,886

CASH FLOWS FROM FINANCING ACTIVITIES
Fund shares issued	2,702,080
Fund shares redeemed	(8,793,656)
Fund shares reinvested	140,335
Redemption fee proceeds	181
Cash distributions paid	(154,492)
Increase in payable for Fund shares redeemed	222
Decrease in receivable for Fund shares sold	(18)
Net cash provided by financing activities	(6,105,348)

Net increase in cash	239,538

CASH:
Beginning balance	(247,500)
Ending balance	$(7,962)

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest expense	$80,262

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	October 31,		April 30,		April 30,		April 30,	April 30,	April 30,
	2015		2015		2014		2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$9.18		$8.85		$8.80		$8.60	$10.40	$9.77
Activity from investment operations:
Net investment income (loss) (1)	0.05		0.09		0.04		0.13	0.19	(0.05)
Net realized and unrealized gain (loss) on investments	(0.32)		0.33		0.06		0.39	(0.98)	0.82
Total from investment operations	(0.27)		0.42		0.10		0.52	(0.79)	0.77
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	(0.05)		(0.09)		(0.05)		(0.32)	—	—
Net realized gains	—		—		—		—	(1.01)	(0.14)
Total distributions	(0.05)		(0.09)		(0.05)		(0.32)	(1.01)	(0.14)
Net asset value, end of period	$8.86		$9.18		$8.85		$8.80	$8.60	$10.40

Total return (3)	(3.00	)% (8)	4.78%		1.18%		6.21%	(7.14)%	7.93%

Net assets, end of period (000s)	$6,540		$11,122		$11,508		$7,717	$6,943	$28,242
Ratio of gross expenses to average net assets (4)	3.25	% (5,9)	3.01	% (5)	2.31	% (5)	2.54%	1.77%	1.64%
Ratio of net expenses to average net assets (4)	2.54	% (6,9)	2.83	% (6)	2.14	% (6)	1.95%	1.77%	1.64%
Ratio of net investment income (loss) to average net assets (7)	1.03	% (9)	1.02%		0.42%		2.25%	2.03%	(0.51)%
Portfolio Turnover Rate	47	% (8)	136%		219%		245%	384%	147%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 2.11%, 2.12%, and 2.65% for the year ended April 30, 2014 April 30, 2015, and the six months ended October 31, 2015, respectively.

(6)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.95% for the years ended April 30, 2014 and April 30, 2015 and the six months ended October 31, 2015.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	October 31,		April 30,		April 30,		April 30,	April 30,	April 30,
	2015		2015		2014		2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$9.00		$8.69		$8.69		$8.38	$10.24	$9.69
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.02		(0.03)		0.06	0.15	(0.12)
Net realized and unrealized gain (loss) on investments	(0.30)		0.33		0.06		0.39	(1.00)	0.81
Total from investment operations	(0.29)		0.35		0.03		0.45	(0.85)	0.69
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	(0.03)		(0.04)		(0.03)		(0.14)	—	—
Net realized gains	—		—		—		—	(1.01)	(0.14)
Total distributions	(0.03)		(0.04)		(0.03)		(0.14)	(1.01)	(0.14)
Net asset value, end of period	$8.68		$9.00		$8.69		$8.69	$8.38	$10.24

Total return (3)	(3.28	)% (8)	3.99%		0.36%		5.44%	(7.86%)	7.17%

Net assets, end of period (000s)	$2,129		$2,379		$2,282		$577	$1,278	$2,284
Ratio of gross expenses to average net assets (4)	4.00	% (5,9)	3.76	% (5)	3.06	% (5)	3.29%	2.57%	2.39%
Ratio of net expenses to average net assets (4)	3.29	% (6,9)	3.58	% (6)	2.89	% (6)	2.70%	2.57%	2.39%
Ratio of net investment income (loss) to average net assets (7)	0.28	% (9)	0.24%		(0.33)%		1.46%	1.69%	(1.23)%
Portfolio Turnover Rate	47	% (8)	136%		219%		245%	384%	147%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 2.86%, 2.88%, and 3.41% for the year ended April 30, 2014 and April 30, 2015, and the six months ended October 31, 2015, respectively.

(6)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.70% for the years April 30, 2014 and April 30, 2015, and the six months ended October 31, 2015.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	October 31,		April 30,		April 30,		April 30,	April 30,	April 30,
	2015		2015		2014		2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$9.24		$8.90		$8.84		$8.68	$10.46	$9.80
Activity from investment operations:
Net investment income (loss) (1)	0.06		0.12		0.06		0.15	0.34	(0.03)
Net realized and unrealized gain (loss) on investments	(0.32)		0.33		0.07		0.39	(1.11)	0.83
Total from investment operations	(0.26)		0.45		0.13		0.54	(0.77)	0.80
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	(0.06)		(0.11)		(0.07)		(0.38)	—	—
Net realized gains	—		—		—		—	(1.01)	(0.14)
Total distributions	(0.06)		(0.11)		(0.07)		(0.38)	(1.01)	(0.14)
Net asset value, end of period	$8.92		$9.24		$8.90		$8.84	$8.68	$10.46

Total return (3)	(2.85	)% (8)	5.13%		1.43%		6.42%	(6.90)%	8.21%

Net assets, end of period (000s)	$16,025		$18,089		$22,063		$15,921	$13,471	$79,045
Ratio of gross expenses to average net assets (4)	3.00	% (5,9)	2.75	% (5)	2.06	% (5)	2.30%	1.49%	1.39%
Ratio of net expenses to average net assets (4)	2.29	% (6,9)	2.58	% (6)	1.89	% (6)	1.70%	1.49%	1.39%
Ratio of net investment income (loss) to average net assets (7)	1.28	% (9)	1.28%		0.67%		2.51%	3.57%	(0.26)%
Portfolio Turnover Rate	47	% (8)	136%		219%		245%	384%	147%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 1.86%, 1.87%, and 2.41% for the year ended April 30, 2014 and April 30, 2015, and the six months ended October 31, 2015, respectively.

(6)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.70% for the years ended April 30, 2014 and April 30, 2015, and the six months ended October 31, 2015.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2015

1.	ORGANIZATION

The EAS Crow Point Alternatives Fund, formerly the EAS Genesis Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on August 14, 2008. The Fund’s investment objective is preservation and growth of capital.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class C and I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. There are no sales charges on reinvested distributions. If you invest in more than one class of the Fund, you should notify the Fund of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” in the Fund’s prospectus.

You may be able to buy Class A Shares without a sales charge (i.e. “load-waived”) when you are:

●	reinvesting dividends or distributions;

●	participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

●	exchanging an investment in Class A Shares of another fund for an investment in the Fund;

●	a current or former director or trustee of the Trust;

●	an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Advisor (defined below) or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

●	purchasing shares through the Advisor; or

●	purchasing shares through a financial services firm (such as a broker-dealer, investment Advisor or financial institution) that has a special arrangement with the Fund.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2015 for the Fund’s investments measured at fair value:

EAS Crow Point Alternatives Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$14,984,769	$—	$—	$14,984,769
Hedge Funds	2,269,749	—	—	2,269,749
Equity Funds	567,818	—	—	567,818
Preferred Stock	124,377	—	—	124,377
Exchange Traded Funds	257,989	—	—	257,989
Bonds & Notes	—	5,000,520	371,080	5,371,600
Call Options Purchased	76,000	—	—	76,000
Put Options Purchased	89,400	—	—	89,400
Money Market Fund	721,215	—	—	721,215
Total	$19,091,317	$5,000,520	$371,080	$24,462,917
Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$26,100	$—	$—	$26,100
Put Options Written	50,200	—	—	50,200
Securities Sold Short	7,478,675	—	—	7,478,675
Total	$7,554,975	$—	$—	$7,554,975

There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

EAS Crow Point
Alternatives Fund
Beginning Balance April 30, 2015	$454,478
Total realized gain (loss)	1,284
Appreciation	972
Proceeds from Sales	(85,654)
Ending Balance October 31, 2015	$371,080

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are: (1) the review of observed traded levels; (2) the review of a broker quote if available; (3) matrix pricing mechanism (by observation of peer assets or similar assets). The five drivers of matrix pricing include:

1.	Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization. S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.

2.	Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.

3.	Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) – command higher price.)

4.	CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis). 1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.

5.	Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices. Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2015.

			Gross Amounts of Assets Presented in the Statement
Liabilities:			of Assets & Liabilities
	Gross Amounts of		Financial Instruments		Cash Collateral
Description	Recognized Liabilities		Pledged		Pledged	Net Amount of Assets
Options Written Contracts	$76,300	(1)	$76,300	(3)	$—	$—
Securities Sold Short	7,478,675	(2)	7,478,675	(3)	—	—
Total	$7,554,975		$7,554,975		$—	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	Securities Sold Short at value as presented in the Schedule of Investments.

(3)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Options Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $12,507,306 and $19,054,359, respectively.

4.	INVESTMENTS IN AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Fund at October 31, 2015, is noted in the Fund’s Portfolio of Investments. Crow Point Defined Risk Global Equity Fund is a mutual fund which is considered an affiliate because it is under the same investment advisor.

Transactions during the period with a company that is an affiliate are as follows:

	Value-			Dividends		Change in
	Beginning of		Sales	Credited to	Realized	Unrealized	Value - End of
Description	Period	Purchases	Proceeds	Income	Gain/Loss	Gain/Loss	Period
Crow Point Defined Risk Global Equity Fund	$415,794	$100,000	$—	$15,307	$—	$(37,504)	$478,290

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended October 31, 2015 were as follows:

	Options Written
	Contracts	Premium
Outstanding at Beginning of Period	1,000	$111,958
Options written	30	79,929
Options expired	(1,000)	(111,958)
Outstanding at End of Period	30	$79,929

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

For the six months ended October 31, 2015, the amount of net unrealized depreciation and net realized loss on written options subject to equity price risk amounted to $23,329 and $287,794 respectively. The fair value of options written is $76,300. The figures for written options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options written and net realized gain (loss) from options written. For the six months ended October 31, 2015, the amount of net unrealized depreciation and net realized gain on purchased options subject to equity price risk amounted to $2,262 and $111,957, respectively. The fair value of options purchased is $165,400. The figures for purchased options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options purchased and net realized gain (loss) from options purchased.

The value of the derivative instruments outstanding as of October 31, 2015 as disclosed above and in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Crow Point Partners, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended October 31, 2015, the Fund incurred $135,865 of advisory fees payable to the Advisor.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investment in other collective investment vehicles or derivative instruments (include for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) do not exceed 1.95%, 2.70% and 1.70% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the six months ended October 31, 2015, the Advisor waived fees and reimbursed expenses of $96,005.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of April 30, 2015, the total amount of expenses reimbursed subject to recapture was $228,473, of which $116,173 will expire on April 30, 2016, $51,265 will expire on April 30, 2017 and $61,035 will expire on April 30, 2018.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. During the six months ended October 31, 2015, pursuant to the Plan, Class A shares paid $9,162 and Class C shares paid $11,214.

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended October 31, 2015, the Distributor received $12,533 in underwriting commissions for sales of Class A shares, of which $12,503 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

7.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund from which the redemption is made. For the six months ended October 31, 2015, the Fund assessed $47, $15 and $119 for Class A, Class C and Class I shares, respectively.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended April 30, 2015 and April 30, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2015	April 30, 2014
Ordinary Income	$392,844	$233,616
Total	$392,844	$233,616

As of April 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$146,460	$(3,247,211)	$(16,855)	$(271,728)	$1,843,274	$(1,546,060)

The difference between book basis and tax basis undistributed net investment gain, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on passive foreign investment companies, and adjustments for constructive sales, partnerships and real estate investment trusts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $271,728.

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

At April 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Short-Term	Total
$3,247,211	$3,247,211

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), return of capital on corporations, adjustments for real estate investment trusts, partnerships, passive foreign investment companies and the capitalization of in lieu dividend payments, resulted in reclassifications for the year ended April 30, 2015 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gains (Loss)
$356,147	$(356,147)

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

EAS Crow Point Alternatives Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the EAS Crow Point Alternatives Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from May 1, 2015 through October 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	5/1/15	10/31/15	Period*	10/31/15	Period*
EAS Crow Point Alternatives
Fund Class A	2.54%	$1,000.00	$ 970.00	$ 12.58	$1,012.37	$ 12.85
EAS Crow Point Alternatives
Fund Class C	3.29%	$1,000.00	$ 967.20	$ 16.27	$1,008.60	$ 16.61
EAS Crow Point Alternatives
Fund Class I	2.29%	$1,000.00	$ 971.50	$ 11.35	$1,013.62	$ 11.59

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliated to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-EAS-0757 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-EAS-0757.

INVESTMENT ADVISOR
Crow Point Partners, LLC
25 Recreation Park Drive, Suite 110
Hingham, MA 02043

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 1/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 1/6/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 1/6/16